                                                                                    UNITED STATES
                                                                         SECURITIES AND EXCHANGE COMMISSION
                                                                               WASHINGTON, D.C. 20549

                                                                                      FORM N-PX

                                                                        ANNUAL REPORT OF PROXY VOTING RECORD
                                                                                         OF
                                                                     REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                  811-2368

  NAME OF REGISTRANT:                                  VANGUARD FIXED INCOME SECURITIES FUNDS

  ADDRESS OF REGISTRANT:                               PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:               HEIDI STAM
                                                       PO BOX 876
                                                       VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (610) 669-1000
  DATE OF FISCAL YEAR END:                             JANUARY 31

  DATE OF REPORTING PERIOD:                    JULY 1, 2006 - JUNE 30, 2007

  FUND:                VANGUARD HIGH-YIELD CORPORATE FUND
                       The fund held no securities entitled to vote at a meeting of shareholders during the reporting period.

----------------------------------------------------------------------------------------------
                                                                                     SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD FIXED INCOME SECURITIES FUNDS

  By:     /s/John J. Brennan
             (Heidi Stam)
             John J. Brennan*
             Chairman _Chief Executive Officer
  Date:      August 31, 2007

      *By Power of Attorney, Filed on August 22, 2007, see File Number 333-145624. Incorporated by Reference.